Acquisitions (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 07, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Asset Acquisitions [Abstract]
Currently marketed products			$ 385	$ 0
Acquired in-process research & development			10	0
Other intangible assets (including software)			12	0
Deferred tax assets			57	0
Trade receivables			10	0
Inventory			16	0
Cash and cash equivalents			4	0
Other assets			6	0
Trade payables and other liabilities			(11)	0
Net identifiable assets acquired			489	0
Acquired liquidity			(4)	0
Net assets recognized as a result of asset acquisitions			485	0
Significant Transactions [Line Items]
Cash paid for the acquisition	$ 479		483	$ 0
Ivantis
Significant Transactions [Line Items]
Cash paid for the acquisition	$ 479		$ 475
Percentage of outstanding shares acquired	100.00%
Forecast | Ivantis
Significant Transactions [Line Items]
Cash paid for the acquisition		$ 2